Partners' Equity Equity Based Compensation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Non-cash equity based compensation expense	$ 13,434	$ 11,878	$ 10,998
Allocated Share-based Compensation Expense	14,568	16,959	17,955
Compensation Plans Settable in Equity [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock or Unit Option Plan Expense	0	5	580
Phantom Share Units (PSUs) [Member] | Compensation Plans Settable in Cash or Equity [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Non-cash equity based compensation expense	0	0	788
Performance Units [Member] | Compensation Plans Settable in Cash or Equity [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Non-cash equity based compensation expense	507	4,586	8,041
Performance Units [Member] | Compensation Plans Settable in Equity [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated Share-based Compensation Expense	8,822	7,519	3,677
Deferred Units [Member] | Compensation Plans Settable in Cash or Equity [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated Share-based Compensation Expense	627	993	794
Restricted Stock Units (RSUs) [Member] | Compensation Plans Settable in Equity [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Non-cash equity based compensation expense	$ 4,612	$ 3,856	$ 4,075